ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Activity related to the allowance for doubtful accounts
Balance at Beginning of Period	$ 11,677	$ 1,051	$ 1,051
Provision for Bad Debt	$ 54,501	$ 32,569	53,249
Deductions/Write-Offs and Other Charges			(42,623)
Balance at End of Period			$ 11,677